7. Goodwill And Intangible Assets, Net (Details 1)	Dec. 31, 2012 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
2013	3,438,580	$ 551,930
2014	5,820,282	934,220
2015	5,460,368	876,449
2016	4,082,131	655,227
2017	3,038,842	487,768
Thereafter